Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 693,285	€ 683,611
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	699,056	689,445
Loans and advances to customers | Provisions
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(5,771)	(5,833)
Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	20,930	18,661
Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	358,708	348,594
Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	38,780	36,797
Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 280,638	€ 285,393